Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	12.31.2018	12.31.2017
Cash and banks	125.4	383.4

	125.4	383.4

Cash equivalents
Private securities (i)	352.6	219.4
Fixed deposits (ii)	802.9	668.0

	1,155.5	887.4

	1,280.9	1,270.8

(i)	Applications in Bank Deposit Certificates (CDB’s), issued by financial institutions in Brazil, available for redemption in up to 90 days without impact on contracted remuneration;
(ii)	Fixed term deposits in US Dollars with original maturities of 90 days or less.